Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENT
31.1 COVID-19 Second wave
During March 2021, Brazil started to experience the impacts of a second wave of COVID-19, the persisting impacts of the pandemic and uncertainties raised a turmoil in the market and a cooling of the economy. Therefore, there has been a reduction in demand for flights. Aiming to maintain adequate levels of liquidity, Management is negotiating postponement of payments to lessors and suppliers and suspended all non-urgent expenditures.